American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
June 30, 2021

Focused Large Cap Value - Schedule of Investments JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 3.6%
Lockheed Martin Corp.	43,941	16,625,077
Raytheon Technologies Corp.	214,212	18,274,426
		34,899,503
Banks — 6.2%
JPMorgan Chase & Co.	249,072	38,740,659
Truist Financial Corp.	391,594	21,733,467
		60,474,126
Beverages — 1.6%
PepsiCo, Inc.	104,589	15,496,952
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	608,292	31,162,799
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	132,537	14,580,395
Communications Equipment — 3.7%
Cisco Systems, Inc.	682,778	36,187,234
Containers and Packaging — 1.3%
Sonoco Products Co.	186,221	12,458,185
Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	139,187	38,682,851
Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	621,049	34,797,376
Electric Utilities — 3.5%
Duke Energy Corp.	150,806	14,887,568
Pinnacle West Capital Corp.	236,406	19,378,200
		34,265,768
Electrical Equipment — 3.6%
Emerson Electric Co.	252,735	24,323,216
Hubbell, Inc.	54,969	10,270,408
		34,593,624
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	76,668	10,366,280
Food and Staples Retailing — 1.6%
Walmart, Inc.	111,437	15,714,846
Food Products — 3.4%
Conagra Brands, Inc.	362,513	13,188,223
Mondelez International, Inc., Class A	315,174	19,679,465
		32,867,688
Gas Utilities — 2.9%
Atmos Energy Corp.	288,284	27,706,975
Health Care Equipment and Supplies — 8.9%
Becton Dickinson and Co.	105,069	25,551,730
Medtronic plc	374,255	46,456,273
Zimmer Biomet Holdings, Inc.	90,394	14,537,163
		86,545,166
Health Care Providers and Services — 2.5%
UnitedHealth Group, Inc.	36,582	14,648,896
Universal Health Services, Inc., Class B	64,226	9,404,613
		24,053,509

Health Care Technology — 2.8%
Cerner Corp.	353,754	27,649,413
Household Products — 2.3%
Colgate-Palmolive Co.	152,319	12,391,151
Kimberly-Clark Corp.	76,555	10,241,528
		22,632,679
Industrial Conglomerates — 2.7%
Siemens AG	167,341	26,570,183
Insurance — 9.5%
Aflac, Inc.	297,800	15,979,948
Allstate Corp. (The)	95,875	12,505,935
Chubb Ltd.	128,455	20,416,638
Marsh & McLennan Cos., Inc.	168,573	23,714,849
Reinsurance Group of America, Inc.	173,323	19,758,822
		92,376,192
Oil, Gas and Consumable Fuels — 5.2%
Chevron Corp.	217,053	22,734,131
TotalEnergies SE, ADR	604,822	27,374,244
		50,108,375
Personal Products — 4.2%
Unilever plc, ADR	689,485	40,334,873
Pharmaceuticals — 10.0%
Johnson & Johnson	342,700	56,456,398
Merck & Co., Inc.	253,635	19,725,194
Roche Holding AG	54,966	20,713,268
		96,894,860
Semiconductors and Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	92,761	17,837,940
Software — 3.1%
Open Text Corp.	273,570	13,897,356
Oracle Corp. (New York)	204,585	15,924,896
		29,822,252
TOTAL COMMON STOCKS (Cost $777,514,667)		949,080,044
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $5,210,089), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $5,107,728)		5,107,727
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/43, valued at $8,685,393), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $8,515,005)		8,515,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,556,428	2,556,428
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,179,155)		16,179,155
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $793,693,822)		965,259,199
OTHER ASSETS AND LIABILITIES — 0.6%		5,486,067
TOTAL NET ASSETS — 100.0%		$970,745,266

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	554,617	USD	604,587	Morgan Stanley	9/30/21	$(3,746)
USD	18,552,685	CHF	17,021,903	Morgan Stanley	9/30/21	112,127
EUR	922,711	USD	1,095,571	Credit Suisse AG	9/30/21	545
USD	47,294,406	EUR	39,651,566	Credit Suisse AG	9/30/21	191,118
GBP	647,949	USD	905,282	JPMorgan Chase Bank N.A.	9/30/21	(8,794)
GBP	655,839	USD	911,762	JPMorgan Chase Bank N.A.	9/30/21	(4,358)
USD	36,484,672	GBP	26,211,383	JPMorgan Chase Bank N.A.	9/30/21	219,193
						$506,085

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	901,796,593	47,283,451	—
Temporary Cash Investments	2,556,428	13,622,727	—
	904,353,021	60,906,178	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	522,983	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,898	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.